Equity	7 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity
Equity

Altisource Capital Contribution

On December 21, 2012 we issued 7.8 million shares of Class B common stock in connection with our separation from Altisource, and Altisource contributed total cash of $100.0 million to us. As required by the terms of the partnership agreement of the operating partnership, the proceeds from the capital contribution were contributed by us to the operating partnership for 100% of the outstanding preferred interest in the operating partnership. We plan to use the contributed cash for working capital purposes, for the funding of our acquisition and renovation activity and for making an investment in NewSource.

Authorized Capital Stock

Under our Charter, we are authorized to issue 300 million shares of common stock, consisting of 200 million shares of common stock, par value $0.01 per share, of which 100 million shares are classified as Class A common stock and 100 million shares are classified as Class B common stock and 100 million shares of preferred stock, par value $0.01 per share.

Dividends

The holders of Class A common stock will be entitled to receive, prior to any distribution to holders of Class B common stock, cumulative dividends of $0.644 per share during the three years beginning from the initial public offering of Class A shares which we refer to as the “priority period.” At the conclusion of the priority period, all Class B common stock will be converted to Class A common stock. There are no Class A shares outstanding as of December 31, 2012. We paid no dividends from inception to December 31, 2012.

Stock Options

We issued stock options under the 2012 Conversion Option Plan and 2012 Special Conversion Option Plan as part of the separation to holders of Altisource stock options to purchase shares of our common stock in a ratio of one share of our common stock to every three shares of Altisource common stock. Because the options were granted as part of the separation to employees of Altisource, we include no share-based compensation related to these options in our Consolidated Financial Statements.

The following table sets forth the number of options issuable under the 2012 Conversion Option Plan and 2012 Special Conversion Option Plan:

December 31, 2012
Stock Options Granted (2012 Conversion Option Plan)	809,240
Stock Options Granted (2012 Special Conversion Option Plan)	210,184
Remaining Options Issuable	—
Total Issuable	1,019,424

The following table sets forth the activity of our outstanding options:

	Number of Options	Weighted Average Exercise Price Per Share
June 7, 2012 (Inception)	—	$—
Stock Options Granted (2012 Conversion Option Plan)	809,240	2.33
Stock Options Granted (2012 Special Conversion Option Plan)	210,184	1.15
December 31, 2012 (a)	1,019,424	$2.09

__________

(a) The outstanding options as of December 31, 2012 had a weighted average remaining life of 6.1 years with total intrinsic value of $14.0 million.

There were no options exercised for the period from inception to December 31, 2012. We have 658,915 options exercisable as of December 31, 2012 with weighted average exercise price of $1.47, weighted average remaining life of 5.5 years and intrinsic value of $9.5 million. Of these exercisable options, none had exercise prices higher than the market price of our common stock as of December 31, 2012.